Note 6 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Statement Line Items [Line Items]
Accounts receivable	$ 3,406	$ 3,774	$ 2,938
Prepaid expenses and other	12,950	10,213	11,474
Property and equipment	6,698	6,868	6,905
Right-of-use assets	3,948	4,122	4,643
Deferred income tax asset	2,003	2,128	2,868
Interest rate swap	49	0	0
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets (note 6b)	9,627	9,363	8,934
Other assets	$ 45,388	$ 43,175	$ 44,469